Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information of trade and other receivables [text block]
		2017	2016	2015

Product sales	United States dollar	$493,925	$292,849	$-